Franklin Templeton Group
                         777 Mariners Island Boulevard
                          San Mateo, California 94404



August 1, 1997


Filed Via EDGAR (CIK #0000225375)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:   FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
            File Nos. 2-60470 and 811-2790

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 25, 1997.


Sincerely,

Franklin California Tax-Free Income Fund



By  /s/ Larry L. Greene
        Senior Corporate Counsel

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